Recent accounting pronouncements	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Abstract]
Recent accounting pronouncements
Recent accounting pronouncements

Accounting standards and amendments issued but not yet adopted

IFRS 15 – Revenue from contracts with customers

The IASB has issued IFRS 15, Revenue from Contracts with Customers, which is effective for annual periods commencing on or after January 1, 2018. This new standard establishes a new control-based revenue recognition model which could change the timing of revenue recognition. The Company has evaluated the effect the standard will have on its sales recorded in its consolidated financial statements and expects that there will be no material impact to the timing or amounts of revenue recognized in its statement of operations.

IFRS 9 – Financial Instruments

The final version of IFRS 9, Financial Instruments, was issued in July 2014 to replace IAS 39, Financial Instruments: Recognition and Measurement. IFRS 9 has two measurement categories for financial assets: amortized cost and fair value. In addition, this new standard amends some of the requirements of IFRS 7, Financial Instruments: Disclosures, including added disclosures about investments in equity instruments measured at fair value in OCI and guidance on financial liabilities and derecognition of financial instruments. The standard is effective for annual periods beginning on or after January 1, 2018. Retrospective application is required, but there is no requirement to restate comparative periods disclosed.

Upon adoption of IFRS 9, the Company's long-term investments (Note 7), which are currently classified as available-for-sale, will be designated as financial assets at fair value through other comprehensive income. Long-term investments will be recorded initially at fair value, with subsequent changes in the fair value recognized in the statement of other comprehensive income and not reclassified to net income upon disposition. Based on the Company's preliminary calculations, this designation will result in a reclassification a $34.6 million loss from deficit to accumulated other comprehensive loss, all within equity, on January 1, 2018.

In addition, the treatment of the Company's convertible senior subordinated notes (the "notes"), which are designated at fair value through profit and loss (Note 10), will change upon adoption of IFRS 9. The new standard requires that the portion of the change in the fair value of the notes relating to the change in the Company’s credit risk be recorded through statement of other comprehensive income.  Based on the Company's preliminary calculations, this change will result in a reclassification of $10.8 million from deficit to accumulated comprehensive loss, all within equity, on January 1, 2018.

IFRS 16 – Leases

The IASB has issued IFRS 16, Leases, which is effective for annual periods commencing on or after January 1, 2019. This new standard eliminates the classification of leases as either operating leases or finance leases and introduces a single lessee accounting model which requires the lessee to recognize assets and liabilities for all leases with a term of longer than 12 months. Early adoption is permitted provided IFRS 15 has already been adopted or is applied from the same date. The Company is currently evaluating the effect the standard will have on its consolidated financial statements.